May 1, 2012

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

ATTN: Document Control - EDGAR

RE:   RIVERSOURCE LIFE INSURANCE COMPANY ("COMPANY")
         ON BEHALF OF RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ("REGISTRANT") FILE NOS. 333-69777 AND 811-4298
         RiverSource(R) Variable Universal Life IV/RiverSource(R) Variable Universal Life IV-Estate Series CSP and
         RiverSource(R) Variable Universal Life III NSP

Dear Commissioners:

Registrant certifies that the form of prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent Registration Statement or Amendment, and the text of the most recent Registration Statement or Amendment has been filed electronically.

If you have any questions regarding this filing, please contact me at (612) 678-4177.

Sincerely,

/s/ Dixie Carroll
------------------------------------
    Dixie Carroll
    Assistant General Counsel and
      Assistant Secretary